Business Combinations - Fusion (Details) - Fusion Pharmaceuticals Inc. $ in Millions	Jun. 04, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 2,051
Contingent consideration	$ 144
Percentage of ownership interest in acquiree held immediately prior to business combination	1.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date	$ 24
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets	1,326
Cash and cash equivalents	30
Current investments	87
Net deferred tax liability	(246)
Other immaterial balances	51
Total net assets acquired	1,248
Goodwill	947
Consideration	2,195
FPI-2265 programme
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets	848
FPI-2059 programme
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets	165
AZD2068 programme
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets	$ 313